INCOME AND MINING TAXES - Reconciliation of Deferred Income and Mining Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income and mining tax liabilities
Deferred income and mining tax liabilities - beginning of year	$ 827,341	$ 819,562
Income and mining tax impact recognized in net income	(30,671)	10,181
Income tax impact recognized in other comprehensive income (loss) and equity	38	(2,402)
Deferred income and mining tax liabilities - end of year	$ 796,708	$ 827,341